INVESTMENTS IN EQUITY INVESTEES (Tables)	12 Months Ended
Dec. 31, 2017
Investments in Equity Investees

The Group’s investments in equity investees comprise the following:

	December 31, 2016	December 31, 2017	December 31, 2017
	RMB	RMB	US$ ( Note 3)
Investments accounted for under equity method:
ZTE9 Network Technology Co., Ltd., Wuxi (“ZTE9”)	—	—	—
System Link Corporation Limited (“System Link”) <1>	113,836,704	—	—
Shanghai Big Data Cultures & Media Co., Ltd. (previously known as Shanghai Jiucheng Advertisement Co., Ltd.) (“Big Data”) <2>	13,142,455	9,496,519	1,459,588
Investments accounted for under cost method:
Shanghai Institute of Visual Art of Fudan University (“SIVA”)	10,000,000	10,000,000	1,536,972
T3 Entertainment Co., Ltd. (“T3”) <3>	24,892,921	24,892,921	3,825,972
Smartposting Co, Ltd. (“Smartposting”) <4>	—	3,854,118	592,367
Beijing Ti Knight Network Technology Co., Ltd. (“Beijing Ti Knight”) <5>	—	—	—
Tandem Fund II, L.P. (“Tandem Fund”) <6>	1,165,421	—	—

Total	163,037,501	48,243,558	7,414,899

Summarized Financial Information of System Link

Presented below is summarized financial information of System Link:

	December 31, 2016	December 31, 2017	December 31, 2017
	RMB	RMB	US$
			(Note 3)
Balance sheet data:
Current assets	11,770,483	11,472,721	1,763,325
Noncurrent assets	346,895,940	20,005	3,075
Current liabilities	(157,717,658)	(983,142,842)	(151,106,288)
Noncurrent liabilities	—	—	—
Noncontrolling interest	(510)	(479)	(74)

	For the year ended December 31, 2015	For the year ended December 31, 2016	For the year ended December 31, 2017	For the year ended December 31, 2017
	RMB	RMB	RMB	US$
				(Note 3)
Operating data:
Revenue	547,593	173,897	—	—
Gross loss	(6,558,189)	(150,131,075)	(825,402,887)	(126,862,101)
Loss from operations	(30,513,444)	(218,841,017)	(825,746,051)	(126,914,844)
Net loss	(22,107,557)	(222,102,758)	(826,681,381)	(127,058,602)
Net loss attributable to equity holders	(22,107,648)	(222,102,760)	(826,681,380)	(127,058,602)